Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000258015 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.80%
C000258015 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.20%
C000258015 | AstraZeneca PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.10%
C000258015 | Nestle SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.10%
C000258015 | HSBC Holdings PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.10%
C000258015 | Novartis AG---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000258015 | Roche Holding AG---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000258015 | Shell PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000258015 | Toyota Motor Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000258015 | Siemens AG---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000258015 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	14.90%
C000258015 | Spain
Holdings [Line Items]
Percent of Total Investments	2.90%
C000258015 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.90%
C000258015 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.90%
C000258015 | Australia
Holdings [Line Items]
Percent of Total Investments	6.30%
C000258015 | Switzerland
Holdings [Line Items]
Percent of Total Investments	7.00%
C000258015 | Germany
Holdings [Line Items]
Percent of Total Investments	7.80%
C000258015 | France
Holdings [Line Items]
Percent of Total Investments	8.40%
C000258015 | Canada
Holdings [Line Items]
Percent of Total Investments	11.40%
C000258015 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	12.70%
C000258015 | Japan
Holdings [Line Items]
Percent of Total Investments	21.80%
C000258016 | NVIDIA Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	8.00%
C000258016 | Apple, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.60%
C000258016 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000258016 | Alphabet, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.20%
C000258016 | Amazon.com, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000258016 | Broadcom, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.90%
C000258016 | Meta Platforms, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000258016 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000258016 | JPMorgan Chase & Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.40%
C000258016 | Eli Lilly & Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.20%
C000258016 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.60%
C000258016 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.70%
C000258016 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000258016 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000258016 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.80%
C000258016 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000258016 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000258016 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.00%
C000258016 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.50%
C000258016 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.50%
C000258016 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000258016 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	35.70%
C000258017 | New York City-4.000-3/1/2041-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.20%
C000258017 | New York City Transitional Finance Authority-5.000-5/1/2040-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.00%
C000258017 | New York State Dormitory Authority-5.000-8/15/2042-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.90%
C000258017 | Illinois Finance Authority-5.000-4/1/2031-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.80%
C000258017 | County of Hamblen-4.000-6/1/2034-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000258017 | Prosper Independent School District-5.000-2/15/2036-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000258017 | Ohio Higher Educational Facility Commission-5.000-7/1/2039-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000258017 | Empire State Development Corp.-5.000-3/15/2036-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.10%
C000258017 | Grant County Public Utility District No. 2 Electric Revenue-5.000-1/1/2042-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.10%
C000258017 | State of Minnesota-5.000-8/1/2038-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.00%
C000258017 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	15.10%
C000258017 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Total Investments	5.70%
C000258017 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	5.80%
C000258017 | IndustryLease Revenue/Certificates of Participation
Holdings [Line Items]
Percent of Total Investments	9.70%
C000258017 | IndustryEducation
Holdings [Line Items]
Percent of Total Investments	10.80%
C000258017 | IndustrySpecial Tax Revenue
Holdings [Line Items]
Percent of Total Investments	13.90%
C000258017 | IndustryGeneral Obligations
Holdings [Line Items]
Percent of Total Investments	39.00%
C000258018 | NVIDIA Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.30%
C000258018 | Apple, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.00%
C000258018 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.80%
C000258018 | Alphabet, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.70%
C000258018 | Amazon.com, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000258018 | Broadcom, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000258018 | Meta Platforms, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.10%
C000258018 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.00%
C000258018 | JPMorgan Chase & Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.30%
C000258018 | Eli Lilly & Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.10%
C000258018 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000258018 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000258018 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.00%
C000258018 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000258018 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.90%
C000258018 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000258018 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000258018 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.50%
C000258018 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.80%
C000258018 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.50%
C000258018 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.60%
C000258018 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.70%
C000258019 | U.S. Treasury Notes-4.375-5/15/2034-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	68.40%
C000258019 | Federal National Mortgage Association-0.875-8/5/2030-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000258019 | American Electric Power Co., Inc.-5.625-3/1/2033-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.30%
C000258019 | Equinix, Inc.-2.150-7/15/2030-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.10%
C000258019 | Amgen, Inc.-4.200-3/1/2033-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000258019 | Lowe's Cos., Inc.-3.350-4/1/2027-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000258019 | Intel Corp.-5.200-2/10/2033-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000258019 | Bank of America Corp.-2.551-2/4/2028-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.90%
C000258019 | Citigroup, Inc.-2.572-6/3/2031-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.80%
C000258019 | AT&T, Inc.-3.100-2/1/2043-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	0.80%
C000258019 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000258019 | AssetU.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000258019 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.30%
C000258019 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	68.40%